Contingencies (Detail) (Threatened Litigation, Proposed Foreign Corrupt Practices Act Settlement, USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Threatened Litigation | Proposed Foreign Corrupt Practices Act Settlement
Loss Contingencies [Line Items]
Loss contingency liability accrued, representing the initial estimate of the amount that may be required to disgorge to the SEC and interest	$ 3.7	$ 3.7